Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Commercial loans	$ 4.0	$ 5.7
Consumer loans	3.8	4.9
Accrued interest receivable	$ 3.8	$ 3.6